Stock Option Plan (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Option Plan Tables
Black Scholes compensation cost
	Years ended December 31,
	2013	2012
Stock price volatility	98% - 118%	84% - 110%
Risk-free rate of return	0.22% - 0.39%	0.22% - 0.35%
Annual dividend yield	0%	0%
Expected life	1.5 - 5.0 years	1.5 – 5.0 years

Summary of Plan Options

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)

Outstanding December 31, 2013	17,572,500	$0.22	$478
Granted	1,236,000	0.21
Exercised	(5,000)	0.25	—
Outstanding June 30, 2014	18,803,500	0.22	164

Exercisable June 30, 2014	14,282,000	$0.22	$43

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)
Outstanding December 31, 2011	-	$-	$-
Granted	13,729,000	0.22
Exercised	(1,000)	0.22	-
Outstanding December 31, 2012	13,728,000	0.22	5
Granted	4,072,500	0.20
Canceled / expired	(200,000)	0.22
Exercised	(28,000)	0.21
Outstanding December 31, 2013	17,572,500	$0.22	$478
Exercisable December 31, 2013	9,051,000	$0.22	$186

Exercise price range, number of shares, weighted-average exercise price and remaining contractual lives
Weighted		Weighted	Weighted
Average		Average	Average
Exercise Price	Options	Exercise Price	Remaining Life
Outstanding:
$0.16 - $0.21	3,605,500	$0.18	8.58
$0.21 - $0.23	12,741,750	$0.22	3.51
$0.23 - $0.33	1,225,250	$0.27	2.24
Exercisable:
$0.16 - $0.21	584,000	$0.17	2.07
$0.21 - $0.23	7,241,750	$0.22	3.59
$0.23 - $0.33	1,225,250	$0.27	2.24

Stock based compensation expense
	Years ended December 31,
	2013	2012
Cost of revenues	$17	$4
Distributor compensation	140	165
Sales and marketing	22	9
General and administrative	669	451
	$848	$629